UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04447

Brandywine Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.
Brandywine Fund, Inc.
Schedule of Investments
December 31, 2011
(Unaudited)

Shares or
Principal
Amount		Value

Common Stocks - 98.4% (a)

CONSUMER DISCRETIONARY

	Apparel Retail - 4.7%
71,100	ANN Inc.*	$1,761,858
158,900	DSW Inc.	7,024,969
175,300	Express Inc.*	3,495,482
220,300	The Finish Line Inc.	4,248,485
247,300	Genesco Inc.*	15,268,302
252,800	Jos. A. Bank Clothiers Inc.*	12,326,528
307,100	Limited Brands Inc.	12,391,485

	Apparel, Accessories & Luxury Goods - 3.8%
206,900	Coach Inc.	12,629,176
263,600	VF Corp.	33,474,564

	Automobile Manufacturers - 2.2%
2,256,900	Ford Motor Co.*	24,284,244
86,000	Thor Industries Inc.	2,358,980

	Broadcasting - 0.4%
125,000	Discovery Communications Inc.*	4,712,500

	Footwear - 3.5%
346,700	Deckers Outdoor Corp.*	26,200,119
444,200	Steven Madden Ltd.*	15,324,900

	Home Furnishing Retail - 1.8%
397,200	Select Comfort Corp.*	8,615,268
339,400	Williams-Sonoma Inc.	13,066,900

	Leisure Facilities - 0.4%
93,600	Life Time Fitness Inc.*	4,375,800

	Leisure Products - 2.3%
498,300	Polaris Industries Inc.	27,894,834

	Specialized Consumer Services - 1.0%
263,600	Coinstar Inc.*	12,030,704

	Specialty Stores - 7.9%
709,100	Dick’s Sporting Goods Inc.*	26,151,608
671,700	GNC Holdings Inc.*	19,445,715
238,300	Hibbett Sports Inc.*	10,766,394
491,100	Sally Beauty Holdings Inc.*	10,376,943
411,700	Tractor Supply Co.	28,880,755
	Total Consumer Discretionary	337,106,513

CONSUMER STAPLES

	Household Products - 2.2%
581,400	Church & Dwight Co. Inc.	26,604,864
	Total Consumer Staples	26,604,864

ENERGY

	Oil & Gas Drilling - 2.2%
1,310,800	Patterson-UTI Energy Inc.	26,189,784

	Oil & Gas Equipment & Services - 5.2%
497,700	Key Energy Services Inc.*	7,699,419
306,200	Oil States International Inc.*	23,384,494
350,300	Superior Energy Services Inc.*	9,962,532
1,458,900	Weatherford International Ltd.*	21,358,296

	Oil & Gas Exploration & Production - 4.0%
108,300	Anadarko Petroleum Corp.	8,266,539
458,600	Energy XXI Ltd.*	14,620,168
192,400	Laredo Petroleum Holdings Inc.*	4,290,520
158,900	Stone Energy Corp.*	4,191,782
375,500	Whiting Petroleum Corp.*	17,532,095
	Total Energy	137,495,629

HEALTH CARE

	Biotechnology - 2.6%
379,200	Celgene Corp.*	25,633,920
150,300	Gilead Sciences Inc.*	6,151,779

	Health Care Distributors - 1.7%
505,500	Cardinal Health Inc.	20,528,355

	Health Care Equipment - 0.2%
42,500	Zoll Medical Corp.*	2,685,150

	Health Care Technology - 1.5%
310,500	SXC Health Solutions Corp.*	17,537,040

	Life Sciences Tools & Services - 2.9%
765,500	Agilent Technologies Inc.*	26,738,915
707,156	Bruker Corp.*	8,782,878

	Pharmaceuticals - 3.0%
321,400	Impax Laboratories Inc.*	6,482,638
1,365,200	Mylan Inc.*	29,297,192
	Total Health Care	143,837,867

INDUSTRIALS

	Aerospace & Defense - 1.9%
137,200	Precision Castparts Corp.	22,609,188

	Construction & Farm Machinery & Heavy Trucks - 3.7%
60,700	Joy Global Inc.	4,550,679
151,700	Trinity Industries Inc.	4,560,102
505,500	Wabtec Corp.	35,359,725

	Environmental & Facilities Services - 0.7%
353,900	Tetra Tech Inc.*	7,640,701

	Human Resource & Employment Services - 2.7%
1,148,300	Robert Half International Inc.	32,680,618

	Industrial Machinery - 2.6%
231,100	Chart Industries Inc.*	12,495,577
490,200	Lincoln Electric Holdings Inc.	19,176,624

	Marine - 2.1%
389,424	Kirby Corp.*	25,639,676

	Railroads - 2.7%
238,300	Kansas City Southern*	16,206,783
227,500	Norfolk Southern Corp.	16,575,650

	Trading Companies & Distributors - 0.0%
7,200	GATX Corp.	314,352

	Trucking - 1.3%
393,600	Avis Budget Group Inc.*	4,219,392
931,600	Hertz Global Holdings Inc.*	10,918,352
	Total Industrials	212,947,419

INFORMATION TECHNOLOGY

	Application Software - 3.7%
2,285,800	Cadence Design Systems Inc.*	23,772,320
752,600	Nuance Communications Inc.*	18,935,416
112,400	Parametric Technology Corp.*	2,052,424

	Communications Equipment - 6.7%
1,350,500	Cisco Systems Inc.	24,417,040
566,900	Qualcomm Inc.	31,009,430
1,083,313	Riverbed Technology Inc.*	25,457,855

	Computer Hardware - 5.5%
135,444	Apple Inc.*	54,854,820
390,000	Diebold Inc.	11,727,300

	Computer Storage & Peripherals - 0.3%
225,000	Seagate Technology PLC	3,690,000

	Data Processing & Outsourced Services - 4.2%
398,000	Jack Henry & Associates Inc.	13,376,780
1,031,490	VeriFone Systems Inc.*	36,638,525

	Home Entertainment Software - 1.4%
825,200	Electronic Arts Inc.*	16,999,120

	Internet Software & Services - 2.9%
1,162,800	eBay Inc.*	35,267,724
	Total Information Technology	298,198,754

MATERIALS

	Precious Metals & Minerals - 1.1%
1,336,100	Stillwater Mining Co.*	13,975,606

	Steel - 1.4%
325,000	Carpenter Technology Corp.	16,731,000
	Total Materials	30,706,606

	Total common stocks (cost $1,127,083,790)	1,186,897,652

Short-Term Investments - 8.2% (a)

	Commercial Paper - 8.2%

$71,700,000	Prudential Funding LLC,
	due 01/03/12,
	discount of 0.09%	71,699,642

27,000,000	Societe Generale N.A.,
	due 01/03/12,
	discount of 0.24%	26,999,640
	Total commercial paper (cost $98,699,282)	98,699,282

	Variable Rate Demand Note - 0.0%
354,473	American Family Financial
	Services, 0.10%	354,473
	Total variable rate demand note (cost $354,473)	354,473
	Total short-term investments (cost $99,053,755)	99,053,755
	Total investments - 106.6% (cost $1,226,137,545)	1,285,951,407
	Liabilities, less
	other assets - (6.6%)(a)	(80,027,268)
	TOTAL NET ASSETS - 100.0%	$1,205,924,139

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments	$1,226,137,545

Gross unrealized appreciation	99,463,880
Gross unrealized depreciation	(39,650,018)
Net unrealized appreciation	$59,813,862

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULD OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,186,897,652

Level 2 – Short-Term Commercial Paper	98,699,282
Short-Term Variable Rate Demand Note	354,473
Total Level 2	99,053,755
Level 3 -	—
Total	$1,285,951,407

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))(17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financialreporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.

     By (Signature and Title) /s/ William F. D'Alonzo
William F. D’Alonzo, President

     Date     February 14, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title) /s/ William F. D'Alonzo
William F. D’Alonzo, President

     Date     February 14, 2012

      By (Signature and Title) /s/ J. Gordon Kaiser
J. Gordon Kaiser, Treasurer

     Date     February 14, 2012